STOCK BASED COMPENSATION (Details) - $ / shares		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2022	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
STOCK BASED COMPENSATION
Exercised (in dollars per share)					$ 11.21
ADS
STOCK BASED COMPENSATION
Granted					5,385,374
Amended and Restated Equity Incentive Plan
STOCK BASED COMPENSATION
Percentage of ordinary shares reserved for issuance		15.00%
Number of ordinary shares reserved for future issuance			1,826,991,617	1,826,991,617
Number of shares acquired on exercise of options granted	1,535,714,000
Exercised (in dollars per share)				$ 17.50
Number of shares available for issuance	58,255
Granted			0
Amended and Restated Equity Incentive Plan | Minimum
STOCK BASED COMPENSATION
Vesting period	3 years
Amended and Restated Equity Incentive Plan | ADS
STOCK BASED COMPENSATION
Number of ordinary shares reserved for future issuance			365,398	365,398
Exercised (in dollars per share)	$ 17.50
Vesting period	4 years
Granted	307,142			307,142